Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	aimgs_SupplementTextBlock	Statutory Prospectus Supplement dated May 7, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:

Invesco Conservative Allocation Fund

The following information replaces in its entirety the fee table appearing under the heading "Fund Summaries – Invesco Conservative Allocation Fund - Fees and Expenses of the Fund":

"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	S
Management Fees		None
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.25
Acquired Fund Fees and Expenses		0.60
Total Annual Fund Operating Expenses		1.00”

Invesco Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock	Statutory Prospectus Supplement dated May 7, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:

Invesco Conservative Allocation Fund

The following information replaces in its entirety the fee table appearing under the heading "Fund Summaries – Invesco Conservative Allocation Fund - Fees and Expenses of the Fund":

"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	S
Management Fees		None
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.25
Acquired Fund Fees and Expenses		0.60
Total Annual Fund Operating Expenses		1.00”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Invesco Conservative Allocation Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%